Leases - Summary of Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	$ 153,693	$ 163,995
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	38,512	35,129
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	26,995	37,128
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	19,661	19,865
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	18,446	17,179
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	16,340	15,832
Later than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	$ 33,739	$ 38,862